SUBSEQUENT EVENTS (Details) $ in Millions	2 Months Ended
	Aug. 31, 2015 USD ($) MW	Sep. 30, 2015 USD ($)
SUBSEQUENT EVENTS
New financings, short term borrowings	$ 24.6
Repurchase of debt, face amount		$ 14.0
Repurchase of debt, cash amount		$ 13.1
New agreement, solar power project capacity | MW	34.6